Filed pursuant to Rule 497(e)

File Nos. 333-174627 and 811-22564

GMO SERIES TRUST

Amended and Restated Supplement dated February 6, 2015 to the

GMO Series Trust Prospectus,

dated August 31, 2014

GMO Foreign Series Fund

The section captioned “Principal investment strategies” on pages 27-28 of the Prospectus is replaced, in its entirety, with the following:

Principal investment strategies

The Fund invests substantially all of its assets in GMO Foreign Fund (“Foreign Fund”), a series of GMO Trust not offered in this Prospectus. Foreign Fund invests in securities and other instruments. The Fund’s investment objective and principal investment strategies are substantially similar to those of Foreign Fund. References to the Fund may also refer to Foreign Fund, and references to actions undertaken or investments held by the Fund may also refer to those by Foreign Fund. GMO serves as investment adviser for both the Fund and Foreign Fund.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in investments tied economically to countries other than the United States, including both developed and emerging countries. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depository receipts, and exchange-traded equity real estate trusts (“REITs”) and income trusts.

GMO selects investments using value-based fundamental analysis that is informed by a disciplined quantitative screening process. GMO analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and industry peers. GMO also considers a company’s accounting and governance practices. As part of the investment process, GMO frequently meets with management and/or visits companies.

The factors considered and investment methods used by GMO can change over time.

In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (“OTC”) derivatives, including, without limitation, forward currency contracts, futures and options, as well as exchange-traded funds. The Fund’s foreign currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.

The Fund may also invest in GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

Management of the Trust

The tables on pages 74-75 of the Prospectus that identify the different Investment Teams of Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) that are primarily responsible for the investment management of different Funds and the Senior Member(s) of GMO’s Investment Teams who are primarily responsible for providing investment management services to the Funds, are replaced with the following:

Investment Team	Primary Responsibilities
Asset Allocation	Asset Allocation Series Funds; U.S. Equity Allocation Series Fund (asset class forecasts and high-level investment oversight)
Global Equity	U.S. Equity Allocation Series Fund, Quality Series Fund
International Active	Foreign Series Fund
Emerging Markets	Emerging Countries Series Fund
Developed Fixed Income	Fixed Income Series Funds (other than Emerging Country Debt Series Fund)
Emerging Country Debt	Emerging Country Debt Series Fund

Funds	Senior Member	Title; Business Experience During Past 5 Years
Asset Allocation Series Funds*; U.S. Equity Allocation Series Fund (asset class forecasts and high-level investment oversight)	Ben Inker

Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO. Mr. Inker has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since 1996, and for overseeing the portfolio management of GMO’s developed fixed income portfolios since 2014.

	Sam Wilderman	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO. Mr. Wilderman has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since September 2012, and for overseeing the portfolio management of GMO’s developed fixed income portfolios since 2014. Previously, Mr. Wilderman had been Co-Head of GMO’s Global Equity Team since 2009.

U.S. Equity Allocation Series Fund, Quality Series Fund	Thomas Hancock	Co-Head, Global Equity Team, GMO. Dr. Hancock has been responsible for overseeing the portfolio management of GMO’s international developed market and global equity portfolios since 1998.
	David Cowan	Co-Head, Global Equity Team, GMO. Mr. Cowan has provided research and portfolio management services to GMO’s global equity portfolios since 2006 and has been the Co-Head of the Global Equity Team since September 2012.

Foreign Series Fund	Drew Spangler	Head, International Active Team, GMO. Mr. Spangler has been responsible for overseeing the portfolio management of GMO’s international active equity portfolios since May 2011. Previously, Mr. Spangler provided portfolio and research services to GMO’s international active equity portfolios since 1994.

Emerging Countries Series Fund	Arjun Divecha	Head, Emerging Markets Team, GMO. Mr. Divecha has been responsible for overseeing the portfolio management of GMO’s emerging markets equity portfolios since 1993.

Fixed Income Series Funds (other than Emerging Country Debt Series Fund)	Ben Inker	See above.
	Sam Wilderman	See above.
Michael Emanuel

Portfolio Manager, Developed Fixed Income Team, GMO. Mr. Emanuel has been responsible for providing portfolio management services to GMO’s developed fixed income portfolios since 2014. Previously, Mr. Emanuel was a portfolio manager at Convexity Capital Management.

	Greg Jones	Portfolio Manager, Developed Fixed Income Team, GMO. Mr. Jones has been responsible for providing portfolio management and research services to GMO’s developed fixed income portfolios since 2008.

Emerging Country Debt Series Fund	Thomas Cooper	Head, Emerging Country Debt Team, GMO. Mr. Cooper has been responsible for overseeing the portfolio management of GMO’s emerging country debt portfolios since 1994.

* In the case of Benchmark-Free Allocation Series Fund, a substantial portion of the assets of its Institutional Fund is typically invested in GMO Implementation Fund (see “Investment in Other GMO Funds—GMO Implementation Fund” on page 101 of this Prospectus), where allocations among asset classes are made by the Asset Allocation Team and specific security selection is primarily handled by other Teams in collaboration with the Asset Allocation Team. For example, the Global Equity Team selects equity securities within GMO Implementation Fund.

2

In addition, the “Investment Team,” the individual(s) identified as “Senior Members,” and the Senior Members’ titles in the “Management of the Fund” section of each Fund’s Fund Summary in the Prospectus are amended to reflect the foregoing.

Determination of Net Asset Value

The following sentence is deleted from the section captioned “Determination of Net Asset Value” on page 78 of the Prospectus: “Non-emerging market fixed income securities with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates the market value, if the issuer is deemed to present minimal credit risk.”

Investment in Other GMO Funds

The sub-section captioned “GMO Foreign Small Companies Fund” in the section captioned “Investment in Other GMO Funds” on pages 97-98 of the Prospectus is replaced, in its entirety, with the following:

GMO Foreign Small Companies Fund. GMO Foreign Small Companies Fund (“Foreign Small Companies Fund”), a series of GMO Trust, is not offered by this Prospectus. Foreign Small Companies Fund is managed by GMO.

Foreign Small Companies Fund pays an investment management fee to GMO at the annual rate of 0.70% of Foreign Small Companies Fund’s average daily net assets for each class of shares. Class III shares pay a shareholder service fee to GMO at the annual rate of 0.15% of that class’s average daily net assets.

Foreign Small Companies Fund’s investment objective is total return in excess of that of its benchmark, the S&P Developed ex-U.S. Small Cap Index.

Foreign Small Companies Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the United States (including both developed and emerging countries) whose outstanding publicly traded equities are in the lowest 25% of publicly traded market capitalization (float) in a particular country (“small companies”). The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depository receipts, and exchange-traded equity real estate investment trusts (“REITs”) and income trusts. Under normal circumstances, the Foreign Small Companies Fund invests directly and indirectly at least 80% of its assets in securities of small companies that are tied economically to countries other than the United States. The market capitalization range of companies whose equities are held by the Foreign Small Companies Fund is generally within the market capitalization range of companies in the Foreign Small Companies Fund’s benchmark, which represents the lowest 15% of publicly traded market capitalization (float) of the S&P Broad Market Index in each country. Depending on the country, as of May 31, 2014, the market capitalization of the outstanding common stock and other stock-related securities of the largest company in a particular country included in the S&P Developed ex-U.S. Small Cap Index ranged from approximately $638 million (New Zealand) to $14.0 billion (Germany) (based on exchange rates as of May 31, 2014). As of May 31, 2014, the publicly traded market capitalization of the largest small company (as defined by the Foreign Small Companies Fund) ranged from approximately $504 million (Egypt) to $30.0 billion (Switzerland) (based on exchange rates as of May 31, 2014).

GMO selects investments using value-based fundamental analysis that is informed by a disciplined quantitative screening process. GMO analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and industry peers. GMO also considers a company’s accounting and governance practices. As part of the investment process, GMO frequently meets with management and/or visits companies.

The factors considered and investment methods used by GMO can change over time.

In pursuing its investment objective, Foreign Small Companies Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (OTC) derivatives, including, without limitation, forward currency contracts, futures and options, as well as exchange-traded funds. Foreign Small Companies Fund’s foreign currency exposure may differ from the currency exposure of its equity investments. In addition, Foreign Small Companies Fund may lend its portfolio securities.

Foreign Small Companies Fund may also invest in GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

3

Foreign Small Companies Fund’s benchmark is the S&P Developed ex-U.S. Small Cap Index, which is an independently maintained and widely published index comprised of the small capitalization stock components of the S&P Broad Market Index.

A Fund that invests in Foreign Small Companies Fund is subject to all of the risks to which Foreign Small Companies Fund is exposed. The principal risks of an investment in Foreign Small Companies Fund include Smaller Company Risk, Market Risk — Equities, Non-U.S. Investment Risk, Currency Risk, Illiquidity Risk, Management and Operational Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk, Counterparty Risk, Leveraging Risk, Derivatives Risk, and Large Shareholder Risk. Shareholders of each Fund investing in Foreign Small Companies Fund are indirectly exposed to these risks.

In addition, in the sub-section captioned “GMO Implementation Fund” in the section captioned “Investment in Other GMO Funds,” in addition to the asset classes noted, GMO Implementation Fund may have exposure to commodities. The disclosure in that sub-section on pages 101-102 of the Prospectus is amended to reflect the foregoing, and the tenth paragraph of that sub-section is replaced with the following:

To gain exposure to commodities and some other assets, Implementation Fund invests through a wholly-owned subsidiary. GMO serves as the investment manager to this subsidiary but does not receive any additional management or other fees for its services. The subsidiary invests primarily in commodity-related derivatives and fixed income securities, but also may invest in any other investments in which Implementation Fund may invest directly. References to Implementation Fund in this summary of Implementation Fund’s investment strategy may refer to actions undertaken by Implementation Fund or the subsidiary company. Implementation Fund does not invest directly in commodities and commodity-related derivatives.

In addition, as a result, GMO Implementation Fund is also subject to Commodities Risk.

4

Filed pursuant to Rule 497(e)

File Nos. 333-174627 and 811-22564

GMO SERIES TRUST

Amended and Restated Supplement dated February 6, 2015 to the

GMO Series Trust Statement of Additional Information,

dated August 31, 2014

Descriptions and Risk of Fund Investments

GMO Implementation Fund and GMO Systematic Global Macro Opportunity Fund (each, a series of GMO Trust offered through a separate private placement memorandum) may invest in wholly-owned subsidiaries to gain exposure to commodities. References to investments by GMO Implementation Fund or GMO Systematic Global Macro Opportunity Fund refer to investments made directly or indirectly through their wholly-owned subsidiaries.

The sub-section captioned “Commodity Futures and Options on Commodity Futures” in the section captioned “Options and Futures” on page 22 of the Statement of Additional Information (“SAI”) is replaced with the following:

Commodity Futures and Options on Commodity Futures. Institutional Funds that invest in GMO Systematic Global Macro Opportunity Fund, and GMO Benchmark-Free Allocation Fund, which invests in GMO Implementation Fund, may have exposure to futures contracts on various commodities or commodities indices (“commodity futures”) and options on commodity futures. A futures contract on a commodity is an agreement between two parties in which one party agrees to purchase a commodity, such as an energy, agricultural, or metal commodity, from the other party at a later date at a price and quantity agreed upon when the contract is made. Futures contracts on commodities indices operate in a manner similar to Index Futures. While commodity futures on individual commodities are physically settled, GMO intends to close out those futures contracts before the settlement date without the making or taking of delivery. See also “Commodity-Related Investments” below.

In addition, the last paragraph of the sub-section captioned “Swap Contracts” in the section captioned “Swap Contracts and Other Two-Party Contracts” on page 28 of the SAI is replaced with the following:

Some Funds, through their investments in GMO Systematic Global Macro Opportunity Fund or otherwise, and Benchmark-Free Allocation Series Fund, through its investment in GMO Benchmark-Free Allocation Fund (and that fund’s investment, in turn, in GMO Implementation Fund), may have indirect exposure to commodity swaps on one or more broad-based commodities indices (e.g., the Dow Jones-UBS Commodity Index), as well as commodity swaps on individual commodities or baskets of commodities. See “Commodity-Related Investments” below for more discussion of the Funds’ use of commodity swap contracts and other related types of derivatives.

In addition, the sub-section captioned “Contracts for Differences” in the section captioned “Swap Contracts and Other Two-Party Contracts” on page 28 of the SAI is replaced with the following:

Contracts for Differences. Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or baskets of securities. Often, one or both baskets will be an established securities index. The Fund’s return will be based on changes in value of theoretical long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising the other basket. A Fund also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two contracts. A Fund will only enter into contracts for differences (and analogous futures positions) when GMO believes that the basket of securities constituting the long position will outperform the basket constituting the short position. If the short basket outperforms the long basket, the Fund will realize a loss – even in circumstances when the securities in both the long and short baskets appreciate in value. In addition, GMO Implementation Fund and GMO Systematic Global Macro Opportunity Fund may use contracts for differences that are based on the relative performance of two different groups or baskets of commodities. Often, one or both baskets is a commodities index. Contracts for differences on commodities operate in a similar manner to contracts for differences on securities described above.

In addition, the first paragraph of the section captioned “Commodity-Related Investments” on page 54 of the SAI is replaced with the following:

Some Funds may gain exposure to commodity markets by investing in commodities or commodity-related instruments through their respective Institutional Funds’ investments in GMO Implementation Fund, GMO Systematic Global Macro Opportunity Fund or other GMO Funds.

In addition, the fifth paragraph of the section captioned “Commodity-Related Investments” on pages 54-55 of the SAI is replaced with the following:

Institutional Funds that invest in GMO Systematic Global Macro Opportunity Fund should generally be entitled to treat the income that they recognize from GMO Systematic Global Macro Opportunity Fund’s investment in its subsidiary as qualifying income for purposes of qualifying as a regulated investment company under the Code. Similarly, GMO Benchmark-Free Allocation Fund should generally be entitled to treat the income that it receives from GMO Implementation Fund’s investments in its wholly-owned subsidiary as qualifying income. There is a risk, however, that the Internal Revenue Service (“IRS”) could determine that some or all of the income derived from GMO Systematic Global Macro Opportunity Fund’s investment in its subsidiary is not qualifying income in the hands of an Institutional Fund, or that some or all of the income derived from GMO Implementation Fund’s investment in its subsidiary is not qualifying income in the hands of Benchmark-Free Allocation Fund, which might adversely affect such Institutional Fund’s and, in turn, the corresponding Fund’s ability to qualify as a regulated investment company. Each subsidiary of GMO Implementation Fund and GMO Systematic Global Macro Opportunity Fund is a “controlled foreign corporation” (“CFC”) for U.S. federal tax purposes. See “Taxes” below.

In addition, the first paragraph of the section captioned “Investments in Wholly-Owned Subsidiaries” on page 57 of the SAI is replaced with the following:

Benchmark-Free Allocation Series Fund, through its indirect investment in each of GMO Implementation Fund and GMO Systematic Global Macro Opportunity Fund, may invest in one or more wholly-owned subsidiary companies (each, a “Subsidiary”), and, if so, will be indirectly exposed to the risks of any such Subsidiary’s investments.

Taxes

The twenty-fourth paragraph of the section captioned “Tax Implications of Certain Investments” on page 86 of the SAI is replaced with the following:

As discussed above, some of the Institutional Funds in which the Funds invest may gain indirect exposure to commodity-linked instruments through GMO Systematic Global Macro Opportunity Fund, which is a partnership for U.S. federal tax purposes. Similarly, GMO Benchmark-Free Allocation Fund, the Institutional Fund in which Benchmark-Free Allocation Series Fund invests substantially all of its assets, may gain indirect exposure to commodity-linked instruments through GMO Implementation Fund, which is disregarded as an entity separate from its sole shareholder. Each of GMO Systematic Global Macro Opportunity Fund and GMO Implementation Fund achieves indirect exposure to commodities through wholly-owned subsidiaries, which, in turn, invest in various commodity-related derivatives. The subsidiaries are “controlled foreign corporations” (“CFCs”) for U.S. federal income tax purposes. Institutional Funds that invest in GMO Systematic Global Macro Opportunity Fund should generally be entitled to treat all of the income that they recognize from GMO Systematic Global Macro Opportunity Fund’s investment in its subsidiary, as qualifying income for purposes of qualifying as RICs. Similarly, GMO Benchmark-Free Allocation Fund should generally be entitled to treat the income that it receives from GMO Implementation Fund’s investments in its subsidiary as qualifying income. There is a risk, however, that the IRS could determine that some or all of the income derived from GMO Systematic Global Macro Opportunity Fund’s investment in its subsidiary is not qualifying income in the hands of a Fund that invests in GMO Systematic Global Macro Opportunity Fund, or that some or all of the income derived from GMO Implementation Fund’s investments in its subsidiary is not qualifying income in the hands of GMO Benchmark-Free Allocation Fund, which might adversely affect the ability of such Institutional Fund’s and, in turn, the corresponding Fund’s ability to qualify as a RIC. See “Loss of RIC Status” below.

Management of the Trust

In the section captioned “Officers,” the table on pages 100-101 of the SAI that sets forth information about the officers of GMO Series Trust is replaced with the following:

Name and Date of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years[1]
Sheppard N. Burnett DOB: 10/24/1968	President and Chief Executive Officer	President since October 2013; Chief Executive Officer since October 2013; Chief Financial Officer, May 2011-October 2013; Treasurer, May 2011-October 2013.	Head of Fund Treasury and Tax (December 2006-present), Grantham, Mayo, Van Otterloo & Co. LLC.

Carly Condron DOB: 03/04/1984	Treasurer and Chief Financial Officer	Treasurer since April 2014; Chief Financial Officer since April 2014; Assistant Treasurer, October 2013-April 2014.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (December 2009-present); Senior Accountant, Renaissance HealthCare (February 2009-December 2009).

John L. Nasrah DOB: 05/27/1977	Assistant Treasurer and Chief Tax Officer	Since November 2011.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004-present).

Betty Chang DOB: 12/26/1972	Assistant Treasurer	Since October 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (July 2010-present); Assistant Treasurer (June 2009-July 2010), Manager, Fund Administration and Regulatory Affairs (2006-2009), Hambrecht & Quist Capital Management LLC.

Mahmoodur Rahman DOB: 11/30/1967	Assistant Treasurer	Since November 2011.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2007-present).

Brian Kadehjian DOB: 09/16/1974	Treasury Officer	Since October 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2002-present).

Jason B. Harrison DOB: 01/29/1977	Vice President, Clerk and Chief Legal Officer	Vice President since November 2011; Clerk since May 2011; Chief Legal Officer since September 2011.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (February 2006-present).

Megan Bunting DOB: 03/24/1978	Vice President and Assistant Clerk	Since October 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (September 2006-present).

Meta S. David DOB: 09/15/1982	Vice President and Assistant Clerk	Since October 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (August 2012-present).

Gregory L. Pottle DOB: 07/09/1971	Vice President and Assistant Clerk	Since November 2011.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (March 2000-present).

Anne K. Trinque DOB: 04/15/1978	Vice President and Assistant Clerk	Since November 2011.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (January 2007-present).

John B. McGinty DOB: 08/11/1962	Chief Compliance Officer	Chief Compliance Officer since August 2011.	Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (July 2009-present); Senior Vice President and Deputy General Counsel (January 2007-July 2009), Fidelity Investments.

Kelly Hollister DOB: 03/29/1988	Anti-Money Laundering Officer	Anti-Money Laundering Officer since November 2014.	Compliance Associate, Grantham, Mayo, Van Otterloo & Co. LLC (May 2012-present).

[1]	Each officer of the Trust may also serve as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser. Each officer listed in the table above serves as an officer of GMO Trust.

Investment Advisory and Other Services

In the section captioned “Portfolio Management,” the tables on pages 106-107 of the SAI that set forth information about the accounts overseen or managed by the senior members and the paragraph immediately preceding the tables are replaced with the following:

The following table sets forth information about accounts overseen or managed by the senior members of the teams as of April 30, 2014 (except as otherwise noted below).

Senior Member	Registered investment companies managed (including non-GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide)		Separate accounts managed (world-wide)
	Number of accounts[1]	Total assets[1,2]	Number of accounts	Total assets	Number of accounts	Total assets
Thomas Cooper	1	$3,158,080,392	0	$0	0	$0
David Cowan	14	$43,131,986,895	6	$2,847,821,905	27	$6,344,189,027
Arjun Divecha	4	$10,154,290,139	2	$621,483,941	6	$2,737,624,093
Michael Emanuel[3]	7	$4,649,872,827	0	$0	0	$0
Thomas Hancock	14	$43,131,986,895	6	$2,847,821,905	27	$6,344,189,027
Ben Inker[3]	25	$43,904,268,415	11	$6,934,719,909	189	$19,176,517,409
Greg Jones[3]	7	$4,649,872,827	0	$0	0	$0
Drew Spangler	3	$1,565,825,720	1	$1,812,375,671	5	$3,482,324,139
Sam Wilderman[3]	25	$43,904,268,415	11	$6,934,719,909	189	$19,176,517,409

Senior Member	Registered investment companies managed for which GMO receives a performance-based fee (including non-GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide) for which GMO receives a performance- based fee		Separate accounts managed (world-wide) for which GMO receives a performance-based fee
	Number of accounts	Total assets	Number of accounts	Total assets	Number of accounts	Total assets
Thomas Cooper	0	$0	0	$0	0	$0
David Cowan	0	$0	2	$1,214,617,930	5	$767,132,140
Arjun Divecha	0	$0	0	$0	2	$855,734,481
Michael Emanuel[3]	0	$0	0	$0	0	$0
Thomas Hancock	0	$0	2	$1,214,617,930	5	$767,132,140
Ben Inker[3]	0	$0	5	$1,302,098,123	146	$14,910,382,072
Greg Jones[3]	0	$0	0	$0	0	$0
Drew Spangler	0	$0	0	$0	3	$2,628,592,642
Sam Wilderman[3]	0	$0	5	$1,302,098,123	146	$14,910,382,072

[1]	For Messrs. Cooper, Cowan, Divecha, and Spangler, and Dr. Hancock, these figures include GMO Funds that had commenced operations on or before April 30, 2014.
[2]	For some senior members, “Total assets” includes assets invested by the GMO Funds.
[3]	Information about the accounts overseen or managed by Messrs. Emanuel, Inker, Jones and Wilderman is provided as of December 31, 2014.

In addition, in the sub-section captioned “Senior Member Fund Ownership” in the section captioned “Portfolio Management,” the tables on pages 107-108 of the SAI that set forth the dollar range of each senior member’s direct and indirect beneficial share ownership and the paragraph immediately preceding each table are replaced with the following:

The table below sets forth the dollar range of each senior member’s direct beneficial share ownership, as of April 30, 2014 (except as otherwise noted below), in the Funds offered in the Prospectus that are overseen or managed by the senior member as of the date of this SAI.

Name of Senior Member	Dollar Range of Shares Directly Owned
Thomas Cooper	None
David Cowan	None
Arjun Divecha	None
Michael Emanuel[1]	None
Thomas Hancock	None
Ben Inker[1]	None
Greg Jones[1]	None
Drew Spangler	None
Sam Wilderman[1]	None

[1]	Information about the accounts overseen or managed by Messrs. Emanuel, Inker, Jones and Wilderman is provided as of December 31, 2014.

The table below sets forth the dollar range of each senior member’s indirect beneficial share ownership, as of April 30, 2014 (except as otherwise noted below), of Funds offered in the Prospectus that were overseen or managed by the senior member as of the date of this SAI.

Name of Senior Member	Dollar Range of Shares Indirectly Owned
Thomas Cooper	None
David Cowan	None
Arjun Divecha	None
Michael Emanuel[1]	None
Thomas Hancock	None
Ben Inker[1]	None
Greg Jones[1]	None
Drew Spangler	None
Sam Wilderman[1]	None

[1]	Information about the accounts overseen or managed by Messrs. Emanuel, Inker, Jones and Wilderman is provided as of December 31, 2014.